SCHEDULE OF RECONCILIATION OF ORDINARY SHARE SUBJECT TO POSSIBLE REDEMPTION (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class A ordinary shares subject to possible redemption balance	$ 83,523,112	$ 208,932,880
Class A ordinary shares subject to possible redemption balance	54,506,397	83,523,112	$ 208,932,880
Class A Ordinary Shares Subject to Redemption [Member]
Class A ordinary shares subject to possible redemption balance	83,523,112	208,932,880	202,998,782
Class A ordinary shares subject to possible redemption balance	1,269,100	7,715,207	5,934,098
Class A ordinary shares subject to possible redemption balance	(30,285,815)	(133,124,975)
Class A ordinary shares subject to possible redemption balance	$ 54,506,397	$ 83,523,112	$ 208,932,880